Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	August 2026
Payment Date	9/15/2026
Transaction Month	42
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,732,167,317.56	48,752		57.8 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$300,000,000.00	5.028%		April 15, 2024
Class A-2a Notes	$359,000,000.00	5.14%		March 15, 2026
Class A-2b Notes	$235,000,000.00	4.35650%	*	March 15, 2026
Class A-3 Notes	$510,000,000.00	4.65%		February 15, 2028
Class A-4 Notes	$96,000,000.00	4.56%		December 15, 2028
Class B Notes	$47,330,000.00	5.07%		January 15, 2029
Class C Notes	$31,610,000.00	5.51%		September 15, 2030
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.72%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,273,320.43

Principal:
Principal Collections	$11,483,764.82
Prepayments in Full	$5,097,941.94
Liquidation Proceeds	$213,352.87
Recoveries	$119,955.09
Sub Total	$16,915,014.72
Collections	$18,188,335.15

Purchase Amounts:
Purchase Amounts Related to Principal	$239,006.29
Purchase Amounts Related to Interest	$1,269.49
Sub Total	$240,275.78

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$18,428,610.93

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	August 2026
Payment Date	9/15/2026
Transaction Month	42
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$18,428,610.93
Servicing Fee	$222,296.14	$222,296.14	$0.00	$0.00	$18,206,314.79
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$18,206,314.79
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$18,206,314.79
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$18,206,314.79
Interest - Class A-3 Notes	$163,920.36	$163,920.36	$0.00	$0.00	$18,042,394.43
Interest - Class A-4 Notes	$364,800.00	$364,800.00	$0.00	$0.00	$17,677,594.43
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$17,677,594.43
Interest - Class B Notes	$199,969.25	$199,969.25	$0.00	$0.00	$17,477,625.18
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$17,477,625.18
Interest - Class C Notes	$145,142.58	$145,142.58	$0.00	$0.00	$17,332,482.60
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$17,332,482.60
Regular Principal Payment	$15,976,494.29	$15,976,494.29	$0.00	$0.00	$1,355,988.31
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,355,988.31
Residual Released to Depositor	$0.00	$1,355,988.31	$0.00	$0.00	$0.00
Total		$18,428,610.93

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$15,976,494.29
Total					$15,976,494.29

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$15,976,494.29	$31.33	$163,920.36	$0.32	$16,140,414.65	$31.65
Class A-4 Notes	$0.00	$0.00	$364,800.00	$3.80	$364,800.00	$3.80
Class B Notes	$0.00	$0.00	$199,969.25	$4.23	$199,969.25	$4.23
Class C Notes	$0.00	$0.00	$145,142.58	$4.59	$145,142.58	$4.59
Total	$15,976,494.29	$10.12	$873,832.19	$0.55	$16,850,326.48	$10.67

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	August 2026
Payment Date	9/15/2026
Transaction Month	42

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$42,302,028.96	0.0829452	$26,325,534.67	0.0516187
Class A-4 Notes	$96,000,000.00	1.0000000	$96,000,000.00	1.0000000
Class B Notes	$47,330,000.00	1.0000000	$47,330,000.00	1.0000000
Class C Notes	$31,610,000.00	1.0000000	$31,610,000.00	1.0000000
Total	$217,242,028.96	0.1375873	$201,265,534.67	0.1274688

Pool Information
Weighted Average APR	5.734%	5.766%
Weighted Average Remaining Term	27.27	26.56
Number of Receivables Outstanding	16,036	15,392
Pool Balance	$266,755,368.68	$249,348,209.03
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$248,874,945.86	$232,844,490.52
Pool Factor	0.1540009	0.1439516

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,369.48
Yield Supplement Overcollateralization Amount	$16,503,718.51
Targeted Overcollateralization Amount	$48,082,674.36
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$48,082,674.36

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,369.48
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,369.48
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,369.48

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	August 2026
Payment Date	9/15/2026
Transaction Month	42
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		54	$373,093.73
(Recoveries)		102	$119,955.09
Net Loss for Current Collection Period			$253,138.64
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			1.1387%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.6804%
Second Prior Collection Period			-0.0367%
Prior Collection Period			0.7475%
Current Collection Period			1.1772%
Four Month Average (Current and Prior Three Collection Periods)			0.6421%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,112	$18,236,769.55
(Cumulative Recoveries)			$3,692,766.73
Cumulative Net Loss for All Collection Periods			$14,544,002.82
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.8396%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,860.14
Average Net Loss for Receivables that have experienced a Realized Loss			$4,673.52

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.42%	241	$6,029,405.58
61-90 Days Delinquent	0.35%	37	$865,850.02
91-120 Days Delinquent	0.09%	10	$215,430.20
Over 120 Days Delinquent	0.31%	24	$785,263.67
Total Delinquent Receivables	3.17%	312	$7,895,949.47

Repossession Inventory:
Repossessed in the Current Collection Period		11	$170,129.07
Total Repossessed Inventory		19	$484,435.86

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.4497%
Prior Collection Period			0.4615%
Current Collection Period			0.4613%
Three Month Average			0.4575%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.60%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.7486%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	August 2026
Payment Date	9/15/2026
Transaction Month	42

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	57	$1,293,088.78
2 Months Extended	71	$1,872,777.05
3+ Months Extended	22	$465,202.93

Total Receivables Extended	150	$3,631,068.76
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2026

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer